Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part I (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Apr. 12, 2024 USD ($)	Apr. 23, 2024 USD ($)	May 30, 2023 USD ($)	Jul. 12, 2023 USD ($)	Oct. 04, 2023 USD ($)	Nov. 29, 2023 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
ESUN $100,000 Facility - Term Sheet [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Apr. 22, 2024
Proceeds from Lines of Credit			$ 100,000
Number of Loan Tranches								13
Description of scope, credit facility								to refinance a senior secured facility assumed in connection with the Eagle Merger
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 14,684
Line of credit facility, maturity date								April 2031
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Antwerp, Star Cape Town, Star Fairfield, Star Madison, Martin, Star Stonington, Star Sydney, Star Tokyo and Star Vancouver.
ESUN $100,000 Facility - Term Sheet [Member] | Eleven Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Repayment installment								11
Line of Credit Facility, Periodic Payment								$ 2,374
ESUN $100,000 Facility - Term Sheet [Member] | One Installment Of $3,954 [Member]
Line of Credit Facility [Line Items]
Repayment installment								1
Line of Credit Facility, Periodic Payment								$ 3,954
ESUN $100,000 Facility - Term Sheet [Member] | Six Installment Of $2,128 [Member]
Line of Credit Facility [Line Items]
Repayment installment								6
Line of Credit Facility, Periodic Payment								$ 2,128
ESUN $100,000 Facility - Term Sheet [Member] | One Installment Of $3,781 [Member]
Line of Credit Facility [Line Items]
Repayment installment								1
Line of Credit Facility, Periodic Payment								$ 3,781
ESUN $100,000 Facility - Term Sheet [Member] | One Installment Of $1,881 [Member]
Line of Credit Facility [Line Items]
Repayment installment								1
Line of Credit Facility, Periodic Payment								$ 1,881
ESUN $100,000 Facility - Term Sheet [Member] | One Installment Of $1,882 [Member]
Line of Credit Facility [Line Items]
Repayment installment								1
Line of Credit Facility, Periodic Payment								$ 1,882
ESUN $100,000 Facility - Term Sheet [Member] | One Installment Of $1,566 [Member]
Line of Credit Facility [Line Items]
Repayment installment								1
Line of Credit Facility, Periodic Payment								$ 1,566
ESUN $100,000 Facility - Term Sheet [Member] | Bittern Star Canary Star Goal And Star Petrel [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount								$ 18,852
ING $94,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Apr. 10, 2024
Proceeds from Lines of Credit		$ 94,000
Description of scope, credit facility								to refinance a senior secured facility assumed in connection with the Eagle Merger
Line of credit facility, maturity date								April 2029
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Dublin, Egret Bulker, Star Groton, Jay, Star New London, Star Oslo, Star Rotterdam, Star Rowayton and Star Shanghai
ING $94,000 Facility [Member] | Sixteen Quarterly Installments [Member]
Line of Credit Facility [Line Items]
Repayment installment								16
ING $94,000 Facility [Member] | Amended Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment								$ 3,665
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 14,964
Line of Credit Facility, Frequency of Payments								quarterly
ING $94,000 Facility [Member] | Oriole [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount										$ 4,724
ABN AMRO $94,120 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Apr. 10, 2024
Proceeds from Lines of Credit		$ 94,120
Description of scope, credit facility								to refinance a senior secured facility assumed in connection with the Eagle Merger
Line of credit facility, maturity date								April 2029
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Copenhagen, Crane, Star Gibraltar, Star Greenwich, Star Hong Kong, Star Helsinki, Ibis Bulker, Star Mystic, Star Stamford and Star Westport
ABN AMRO $94,120 Facility [Member] | Amended Installments [Member]
Line of Credit Facility [Line Items]
Repayment installment								15
Line of Credit Facility, Periodic Payment								$ 3,451
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 13,912
Line of Credit Facility, Frequency of Payments								quarterly
ABN AMRO $94,120 Facility [Member] | Puffin Bulker [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount										$ 4,593
ABN AMRO $94,120 Facility [Member] | Star Nighthawk [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount									$ 4,544
NBG $151,085 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Nov. 28, 2023
Proceeds from Lines of Credit							$ 151,085
Description of scope, credit facility								was used to refinance the outstanding amount under the then-existing loan facility with NBG and the remaining amount was used to partially finance the Second Oaktree Share Repurchase
Repayment installment								4
Line of Credit Facility, Periodic Payment								$ 4,871
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 35,304
Line of credit facility, maturity date								November 2026
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Nasia, Star Renee, Star Markella, Star Laura, Star Moira, Star Mariella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Kymopolia and Pendulum
Line of Credit Facility, Frequency of Payments								quarterly
NBG $151,085 Facility [Member] | Big Bang Big Fish Pantagruel Star Iris Star Triumph Star Diva [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount											$ 40,954
NBG $151,085 Facility [Member] | Star Omicron Strange Attractor Star Danai And Star Emily [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount								$ 15,895
CTBC $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Nov. 23, 2023
Proceeds from Lines of Credit							$ 50,000
Number of Loan Tranches								2
Description of scope, credit facility								to refinance the then outstanding loan facilities of the vessels Star Karlie and Star Ariadne
Repayment installment								20
Line of credit facility, maturity date								November 2028
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Karlie and Star Ariadne
Line of Credit Facility, Frequency of Payments								quarterly
CTBC $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment								$ 540
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								13,200
Line of Credit Facility, Maximum Borrowing Capacity								24,000
CTBC $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment								585
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								14,300
Line of Credit Facility, Maximum Borrowing Capacity								$ 26,000
ESUN $140,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Sep. 26, 2023
Proceeds from Lines of Credit						$ 140,000
Description of scope, credit facility								to replenish the funds used to prepay the outstanding amounts under the then-existing lease agreements of the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj
Repayment installment								28
Line of Credit Facility, Periodic Payment								$ 3,825
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 32,900
Line of credit facility, maturity date								October 2030
Line of Credit Facility, Collateral								is secured by first priority mortgages on the aforementioned vessels
Line of Credit Facility, Frequency of Payments								quarterly
Nordea $50,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Jul. 10, 2023
Proceeds from Lines of Credit					$ 50,000
Number of Loan Tranches								2
Description of scope, credit facility								to replenish the funds used in May 2023 to prepay the then aggregate outstanding loan amount of the vessels Star Eleni and Star Leo
Repayment installment								20
Line of credit facility, maturity date								July 2028
Line of Credit Facility, Collateral								secured by first priority mortgages on the vessels Star Eleni and Star Leo
Line of Credit Facility, Frequency of Payments								quarterly
Nordea $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment								$ 545
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								14,100
Nordea $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment								528
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 14,440
SEB $30,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								May 25, 2023
Proceeds from Lines of Credit				$ 30,000
Number of Loan Tranches								2
Description of scope, credit facility								to replenish the funds used in May 2023 to prepay the outstanding amount under the then-existing loan facility of the vessel Star Aquarius, and the then-outstanding lease amount of the vessel Star Pisces
Repayment installment								20
Line of Credit Facility, Periodic Payment								$ 413
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 6,750
Line of credit facility, maturity date								May 2028
Line of Credit Facility, Collateral								is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces
Line of Credit Facility, Frequency of Payments								quarterly
Standard Chartered $47,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date								Dec. 29, 2022
Proceeds from Lines of Credit	$ 47,000
Number of Loan Tranches								2
Description of scope, credit facility								to replenish cash used to repay the then-aggregate outstanding loan amount of the vessels Star Marisa and Star Laetitia
Repayment installment								20
Line of credit facility, maturity date								December 2027
Line of Credit Facility, Collateral								is secured by the two aforementioned vessels
Line of Credit Facility, Frequency of Payments								quarterly
Standard Chartered $47,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	22,829
Line of Credit Facility, Periodic Payment								$ 476
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								13,317
Standard Chartered $47,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 24,171
Line of Credit Facility, Periodic Payment								465
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 14,875